OTHER NON-INTEREST INCOME	12 Months Ended
Dec. 31, 2014
Other Noninterest Income [Abstract]
OTHER NON-INTEREST INCOME
NOTE 29: OTHER NON-INTEREST INCOME
Other non-interest income at December 31, comprised:
	2012	2013	2014
	(EUR in millions)
Income from insurance operations	633	514	508
Gain on disposal of subsidiaries	158	-	11
Gain on disposal of premises	1	-	1
Hotel revenues	27	28	31
Other	98	262	140
Total	917	804	691